--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                         Emerging Markets Portfolio II

                                  Semi-Annual
                                     Report

                         Six Months Ended May 31, 1998
                                  (Unaudited)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities.................................       1
    Statement of Operations.............................................       2
    Statement of Changes in Net Assets..................................       3
    Financial Highlights................................................       4
    Notes to Financial Statements.......................................     5-6

THE DFA INVESTMENT TRUST COMPANY -- THE EMERGING MARKETS SERIES
    Statement of Net Assets.............................................    7-15
    Statement of Operations.............................................      16
    Statements of Changes in Net Assets.................................      17
    Financial Highlights................................................      18
    Notes to Financial Statements.......................................   19-20

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1998
                                  (UNAUDITED)

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
  Investment in The Emerging Markets Series of The DFA Investment Trust Company
    (Cost $12,252)++ at Value............................................................  $     8,746
  Receivable from Sponsor................................................................           33
  Receivable for Fund Share..............................................................           39
  Prepaid Expenses and Other Assets......................................................           34
                                                                                           -----------
    Total Assets.........................................................................        8,852
                                                                                           -----------

LIABILITIES:
  Payable for Investment Securities Purchased............................................           39
  Accrued Expenses and Other Liabilities.................................................           23
                                                                                           -----------
    Total Liabilities....................................................................           62
                                                                                           -----------

NET ASSETS...............................................................................  $     8,790
                                                                                           -----------
                                                                                           -----------

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)...............................................................    1,223,386
                                                                                           -----------
                                                                                           -----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................  $      7.18
                                                                                           -----------
                                                                                           -----------
NET ASSETS CONSIST OF:
  Paid-In Capital........................................................................  $    12,421
  Accumulated Net Investment Loss........................................................          (17)
  Accumulated Net Realized Loss..........................................................          (88)
  Accumulated Net Realized Foreign Exchange Loss.........................................          (20)
  Unrealized Depreciation of Investment Securities.......................................       (3,506)
                                                                                           -----------
    Total Net Assets.....................................................................  $     8,790
                                                                                           -----------
                                                                                           -----------

--------------

++ Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1998

                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Net Investment Income from The DFA Investment Trust Company...........................  $     102
                                                                                            ---------

EXPENSES
    Administrative Services...............................................................         18
    Accounting & Transfer Agent Fees......................................................         19
    Legal Fees............................................................................          1
    Filing Fees...........................................................................          3
    Shareholders' Reports.................................................................         10
    Organization Costs....................................................................          3
    Other.................................................................................          2
                                                                                            ---------
        Total Expenses....................................................................         56
    Less: Fees Waived.....................................................................        (18)
                                                                                            ---------
        Net Expenses......................................................................         38
                                                                                            ---------
    NET INVESTMENT INCOME.................................................................         64
                                                                                            ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Loss on Investment Securities................................................        (87)
Net Realized Loss on Foreign Currency Transactions........................................        (16)
Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.................................................................       (312)
    Translation of Foreign Currency Denominated Amounts...................................          1
                                                                                            ---------

    NET LOSS ON INVESTMENT SECURITIES.....................................................       (414)
                                                                                            ---------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS......................................  $    (350)
                                                                                            ---------
                                                                                            ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                                SIX MONTHS    AUG. 15
                                                                                                  ENDED         TO
                                                                                                 MAY 31,     NOV. 30,
                                                                                                   1998        1997
                                                                                               ------------  ---------
                                                                                               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss).............................................................   $       64   $      (7)
    Net Realized Gain (Loss) on Investment Securities........................................          (87)          1
    Net Realized Loss on Foreign Currency Transactions.......................................          (16)         (4)
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities................................................................         (312)     (3,194)
        Translation of Foreign Currency Denominated Amounts..................................            1          (1)
                                                                                               ------------  ---------
        Net Decrease in Net Assets Resulting from Operations.................................         (350)     (3,205)
                                                                                               ------------  ---------
Distributions From:
    Net Investment Income....................................................................          (74)         --
    Net Realized Gains.......................................................................           (2)         --
                                                                                               ------------  ---------
        Total Distributions..................................................................          (76)         --
                                                                                               ------------  ---------
Capital Share Transactions (1):
    Shares Issued............................................................................        1,337      13,077
    Shares Issued in Lieu of Cash Distributions..............................................           76          --
    Shares Redeemed..........................................................................       (1,116)     (1,058)
                                                                                               ------------  ---------
        Net Increase From Capital Share Transactions.........................................          297      12,019
                                                                                               ------------  ---------
Capital Contribution from Sponsor............................................................           61          44
                                                                                               ------------  ---------
        Total Increase (Decrease)............................................................          (68)      8,858
NET ASSETS
    Beginning of Period......................................................................        8,858          --
                                                                                               ------------  ---------
    End of Period............................................................................   $    8,790   $   8,858
                                                                                               ------------  ---------
                                                                                               ------------  ---------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued............................................................................          179       1,305
    Shares Issued in Lieu of Cash Distributions..............................................           11          --
    Shares Redeemed..........................................................................         (148)       (124)
                                                                                               ------------  ---------
                                                                                                        42       1,181
                                                                                               ------------  ---------
                                                                                               ------------  ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                                   SIX MONTHS       AUG. 15
                                                                                                     ENDED             TO
                                                                                                    MAY 31,         NOV. 30,
                                                                                                      1998            1997
                                                                                                   ----------      ----------
                                                                                                   (UNAUDITED)
Net Asset Value, Beginning of Period..........................................................     $    7.50       $    10.00
                                                                                                   ----------      ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)................................................................          0.05            (0.01)
  Net Gains (Losses) on Securities (Realized and Unrealized)..................................         (0.31)           (2.49)
                                                                                                   ----------      ----------
  Total from Investment Operations............................................................         (0.26)           (2.50)
                                                                                                   ----------      ----------
LESS DISTRIBUTIONS
  Net Investment Income.......................................................................         (0.06)              --
  Net Realized Gains..........................................................................            --               --
                                                                                                   ----------      ----------
  Total Distributions.........................................................................         (0.06)              --
                                                                                                   ----------      ----------
Net Asset Value, End of Period................................................................     $    7.18       $     7.50
                                                                                                   ----------      ----------
                                                                                                   ----------      ----------
Total Return..................................................................................         (3.39)%#        (25.00)%#

Net Assets, End of Period (thousands).........................................................     $   8,790       $    8,858
  Ratio of Expenses to Average Net Assets (1).................................................          0.81%*(a)        1.35%*(a)
  Ratio of Net Investment Income to Average Net Assets........................................          1.39%*(a)       (0.20)%*(a)
  Portfolio Turnover Rate.....................................................................           N/A              N/A
  Average Commission Rate.....................................................................           N/A              N/A
  Portfolio Turnover Rate of Master Fund Series...............................................         14.13%*           0.54%*(b)
  Average Commission Rate of Master Fund Series...............................................     $  0.0013       $   0.0010(b)

--------------

*   Annualized

#   Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers not been in effect, the ratio of expenses to average net assets for the periods ended May 31, 1998 and November 30, 1997 would have been 1.21% and 1.75% and the ratio of net investment income to average net assets for the periods ended May 31, 1998 and November 30, 1997 would have been 0.99% and (0.60)%. Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios. Additionally, the plan's sponsor has voluntarily contributed to the Portfolio an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the plan's investment.

(b)  Items calculated for the year ended November 30, 1997.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirteen portfolios, of which the Emerging Markets Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The Emerging Markets Series (the "Series") a corresponding series of The DFA Investment Trust Company. At May 31, 1998, the Portfolio owned 4% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 1998, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of the first $50 million of average net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Effective August 1, 1997, the Advisor has agreed to waive its fees.

    In addition, each sponsor of a benefit plan which invests in the Portfolio has agreed to make a voluntary monthly contribution to the Portfolio in an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the benefit plan's investment. Such contributions are made in accordance with the sponsor's practice of bearing the expenses of administering the benefit plan's investments and are recorded as additions to capital.

D. INVESTMENTS:

    At May 31, 1998, gross unrealized appreciation and depreciation for financial reporting purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation............................  $      35
Gross Unrealized Depreciation............................     (3,541)
                                                           ---------
Net......................................................  $  (3,506)
                                                           ---------
                                                           ---------

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 1998.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
PORTUGAL -- (15.6%)
COMMON STOCKS -- (15.3%)
 BCP (Banco Comercial Portugues SA)....................       156,339  $  5,182,450
 *BCP (Banco Comercial Portugues SA) Em 98.............        30,918     1,008,796
 Banco Espirito Santo e Comercial de Lisboa............        96,900     3,414,469
 *Banco Espirito Santo e Comercial de Lisboa Em 98.....        12,112       416,833
 Banco Pinto & Sotto Mayor SA..........................       116,100     2,827,888
 Banco Totta & Acores SA...............................        62,600     2,319,407
 Cimpor Cimentos de Portugal SA........................        28,685     1,099,762
 *Companhia de Seguros Mundial Confianca SA............        50,700     1,563,099
 Companhia de Seguros Tranquilidade SA.................        20,500       685,393
 Corticeira Amorim Sociedad Gestora Participacoes
   Sociais SA..........................................        15,000       325,569
 EFACEC (Empresa Fabril de Maquinas Electricas)........        10,500       115,100
 Engil Sociedade Gestora de Participacoes Sociais SA...        15,200       175,702
 *Filmes Lusomundo SA..................................         8,300       125,103
 *Inparsa Industrias e Participacoes S.G.P.S. SA.......        26,162     1,194,604
 Investimentos Participacoes e Gestao SA Inapa.........        22,300       285,885
 Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................        78,595     3,551,743
 *Lusotur Sociedad Financeira de Turismo SA............         5,500        87,391
 Mague-Gestao e Participacoes SA.......................         5,200       198,010
 Modelo Continente SGPS SA.............................        39,000     3,033,428
 Portucel Industrial Empresa Produtora de Celulose
   SA..................................................        40,200       348,569
 Portugal Telecom SA...................................        66,928     3,521,560
 Salvador Caetano Industrias Metalurgicas e Veiculos de
   Transporte SA.......................................         8,164       210,309
 *Sociedad Construcoes Soares da Costa SA..............         9,730        90,394
 Sociedade de Investimento e Gestao SGPS SA............        24,700       676,221
 *Sonae Industria-Sociedade Gestora de Participacoes
   Sociais SA..........................................        32,483       549,068
 Sonae Investimentos Sociedade Gestora de Participacoes
   Sociais SA..........................................        41,700     2,399,835
 Uniceruniao Cervejeira SA.............................        20,400       467,260
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $14,108,887)...................................                  35,873,848
                                                                       ------------

                                                               SHARES        VALUE+
                                                         ------------  ------------

RIGHTS/WARRANTS -- (0.3%)
 *Banco Espirito Santo e Comercial de Lisboa Rights
   06/23/98
   (Cost $0)...........................................        96,900  $    682,894
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Portuguese Escudos
   (Cost $5,869).......................................                       5,991
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $14,114,756)...................................                  36,562,733
                                                                       ------------
ISRAEL -- (11.3%)
COMMON STOCKS -- (11.3%)
 *Africa-Israel Investments, Ltd.......................         2,840       179,519
 *Africa-Israel Investments, Ltd.......................           155        89,621
 Agis Industries (1983), Ltd...........................        21,736       151,075
 American Israeli Paper Mills, Ltd.....................         3,291       131,660
 Bank Hapoalim B.M.....................................     1,196,240     3,676,015
 *Bank Leumi Le-Israel.................................     1,373,369     2,773,466
 Bezek, Ltd............................................       701,438     2,249,552
 *Blue Square Chain Stores Properties Investment.......        29,303       359,227
 CLAL Electronics Industries, Ltd......................         3,579       548,440
 CLAL Industries, Ltd..................................       135,350       759,261
 CLAL Insurance, Ltd...................................        38,684       461,527
 CLAL Israel, Ltd......................................     2,960,726       874,986
 Delek Isreal..........................................         8,643       420,982
 *Elbit Medical Imaging................................        17,319       138,384
 Elbit Systems, Ltd....................................        17,319       232,693
 Elbit, Ltd............................................        17,320        49,717
 *Elite Industries, Ltd................................         5,700       184,050
 Elron Electronic Industries, Ltd......................        19,701       339,098
 First International Bank of Israel....................         3,472       547,244
 First International Bank of Israel....................           486       375,625
 IDB Bankholding Corp., Ltd............................        36,578       913,849
 IDB Development Corp., Ltd. Series A..................        43,928     1,144,347
 Industrial Building Corp., Ltd........................       277,150       462,619
 Israel Chemicals, Ltd.................................     1,165,326     1,476,412
 *Israel Corp. Series A................................         5,500       424,415
 Koor Industries, Ltd..................................        16,466     2,059,129
 *Leumi Holdings Insurance.............................       279,107       187,882
 *Makhteshim Chemical Works, Ltd.......................        56,129       465,382
 Matav Cable Israel....................................        19,027       193,163
 Osem Investment, Ltd..................................        77,343       384,340
 Property and Building Corp., Ltd......................         3,973       356,592
 Super-Sol, Ltd. Series B..............................       192,400       676,531
 Tadiran, Ltd..........................................        17,306       693,804
 Tambour...............................................        26,898        49,314
 Teva Pharmaceutical Industries, Ltd...................        60,410     2,474,627
                                                                       ------------
TOTAL -- ISRAEL
  (Cost $19,808,692)...................................                  26,504,548
                                                                       ------------

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
TURKEY -- (10.3%)
COMMON STOCKS -- (10.3%)
 Akbank................................................    62,238,401  $  1,831,108
 *Akbank Issue 98......................................    35,009,100       867,367
 Akcansa Cimento Sanayi ve Ticaret SA..................    14,800,650       458,366
 Aksa..................................................     7,151,119       265,759
 Aksigorta A.S.........................................     4,050,000       246,932
 Aktas Elektrik Ticaret A.S............................       685,000       357,986
 Alarko Holding........................................       717,620       200,018
 Alarko Sanayii ve Ticaret A.S.........................     1,124,999        75,125
 Arcelik A.S...........................................    15,754,208       655,612
 Aygaz.................................................     1,944,480       308,624
 Bekoteknik Sanayi A.S.................................     4,664,719       122,794
 Bossa Ticaret ve Sanayi Isletmeleri A.S...............     8,625,000        88,480
 Brisa Bridgestone Sanbanci Lastik San & Tic A.S.......     6,202,000       324,121
 CIMSA A.S. (Cimento Sanayi ve Ticaret)................     2,955,000       171,589
 *Cimentas A.S.........................................     1,037,032        60,218
 Cukurova Elektrik A.S.................................       389,000     1,008,942
 Dogan Sirketler Grubu Holdings A.S....................     9,239,050       545,430
 Doktas................................................       272,000        10,793
 EGE Biracilik ve Malt Sanayii A.S.....................     3,062,408       343,798
 *Eczacibasi Ilac......................................     2,130,940       103,115
 Enka Holding..........................................       806,993       406,121
 Erciyas Biracilik.....................................     2,333,160       352,250
 *Eregli Demir ve Celik Fabrikalari Turk A.S...........     4,929,000       686,915
 *Es Kisehir Bankasi Esbank............................     7,200,747        47,388
 Good Year Lastikleri A.S..............................     3,272,500       212,196
 Guney Biracilik.......................................     1,004,640        92,367
 Hurriyet Gazette......................................     8,983,000       326,882
 *Ihlas Holding........................................     1,348,057       185,259
 *Izmir Demir Celik....................................     4,092,600        32,875
 Kartonsan.............................................     1,417,500       120,722
 Kepez Elektrik Ticaret A.S............................        93,000       248,413
 Koc Holding A.S.......................................    12,466,998     2,364,830
 Kordsa Kord Bezi Sanayi ve Ticaret A.S................     1,771,000       263,950
 Migros Turk A.S.......................................       734,225       682,154
 *Netas Northern Electric Telekomunikasyon A.S.........       970,000       285,382
 Otosan Otomobil A.S...................................     1,026,000       575,913
 Peg Profilo A.S.......................................     2,024,497       107,761
 *Raks Elektroniks A.S.................................       216,000        83,617
 Sarkuysan Elektrolitik Bakir Sanayi A.S...............       794,000        63,779
 *T. Tuborg Bira ve Malt Sanayi A.S....................       390,000        10,719
 Tat Konserve..........................................     1,782,544        60,725
 Teletas Telekomunikasyon Endustri Ticaret A.S.........     1,400,000       178,848
 *Tofas Turk Otomobil Fabrikasi A.S....................     9,802,375       407,926
 Trakya Cam Sanayii A.S................................     8,270,120       300,941
 Turcas Petrolculuk A.S................................     1,691,018        68,081
 Turk Demir Dokum......................................     4,164,986        70,137
 Turk Siemens Kablo ve Elektrik Sanayi A.S.............       420,500        24,417
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Turk Sise Cam.........................................    12,475,592  $    405,679
 *Turkiye Garanti Bankasi A.S..........................    28,800,442     1,226,404
 Turkiye Is Bankasi A.S. Series C......................    85,367,625     3,469,959
 *Turkiye Is Bankasi A.S. Series C Issue 98............    15,064,875       588,989
 USAS (Ucak Servisi A.S.)..............................        42,500       105,296
 *Vestel Elektronik Sanayi Ticaret A.S.................     3,112,000       421,647
 Yapi ve Kredi Bankasi A.S.............................    64,956,045     1,257,278
 *Yapi ve Kredi Bankasi A.S. Issue 98..................    18,692,387       332,862
                                                                       ------------
TOTAL -- TURKEY
  (Cost $12,212,244)...................................                  24,114,859
                                                                       ------------
ARGENTINA -- (9.0%)
COMMON STOCKS -- (9.0%)
 *Acindar Industria Argentina de Aceros SA Series B....       164,000       340,467
 *Alpargatas SA Industrial y Comercial.................       150,000        33,316
 Astra Cia Argentina de Petroleos SA...................       336,690       532,231
 Bagley y Cia, Ltd. SA Series B........................       106,228       212,560
 Banco de Galicia y Buenos Aires SA Series A...........       247,526     1,271,669
 *Banco del Sud Sociedad Anonima Series B..............        29,000       242,269
 Banco Frances del Rio de la Plata SA..................       123,936       949,815
 *Buenos Aires Embotelladora SA Series B...............           100         7,604
 CIADEA SA.............................................        76,559       157,025
 Capex SA Series A.....................................        18,000        72,035
 *Celulosa Argentina SA Series B.......................        75,000        16,133
 Central Costanera SA Series B.........................        20,000        58,028
 Central Puerto SA Series B............................        16,000        44,021
 Corcemar SA Series B..................................        19,226       113,489
 Garovaglio y Zorraquin SA.............................        28,000        56,588
 *Indupa SA Industrial y Comercial.....................       180,366       155,191
 Irsa Inversiones y Representaciones SA................        73,979       262,014
 Juan Minetti SA.......................................        94,039       348,115
 Ledesma SA............................................       135,378       117,837
 Metrogas SA Series B..................................       403,115       362,981
 Molinos Rio de la Plata SA Series B...................       125,287       322,145
 Naviera Perez Companc SA Series B.....................       540,429     2,979,224
 Nobleza-Piccardo Sdad Industrial Comercial y
   Financiera Pica.....................................        25,542       103,496
 *Sevel Argentina SA Series C..........................        79,033        72,747
 Siderar SAIC Series A.................................        21,280        86,375
 Siderca SA Series A...................................       714,907     1,444,820
 Sociedad Comercial del Plata..........................       187,740       202,859
 Telecom Argentina Stet-France SA Series B.............       317,000     1,966,363
 Telefonica de Argentina SA Series B...................       738,000     2,414,443
 Transportadora de Gas del Sur SA Series B.............       398,000       860,101
 YPF Sociedad Anonima Yacimientos Petroliferos Fiscales
   Series D............................................       165,000     5,134,016
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $18,371,680)...................................                  20,939,977
                                                                       ------------

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
RIGHTS/WARRANTS -- (0.0%)
 *Acindar Industria Argentina de Aceros SA Series B
   Rights 06/09/98
   (Cost $0)...........................................       164,000  $          0
                                                                       ------------
TOTAL -- ARGENTINA
  (Cost $18,371,680)...................................                  20,939,977
                                                                       ------------
PHILIPPINES -- (8.9%)
COMMON STOCKS -- (8.9%)
 *Aboitiz Equity Ventures, Inc.........................     2,376,400       107,380
 Ayala Land, Inc.......................................     6,847,980     2,329,539
 Bacnotan Consolidated Industries, Inc.................        54,567        83,357
 *Belle Corp...........................................     4,916,000       174,174
 *C & P Homes, Inc.....................................    10,306,500       793,824
 *Centennial City, Inc.................................     3,285,000        32,049
 Far East Bank and Trust Co. (Foreign).................     1,082,200     1,278,077
 *Fil-Estate Land, Inc.................................     1,252,000        46,287
 *Filinvest Land, Inc..................................     9,822,000       731,290
 Guoco Holdings (Philippines), Inc.....................     1,080,000        24,401
 *International Container Terminal Services, Inc.......       706,500       101,576
 Ionics Circuits, Inc..................................     1,040,850       447,605
 La Tondena Distillers, Inc............................       453,200       319,974
 *Megaworld Properties & Holdings, Inc.................     1,695,000        32,638
 *Metro Pacific Corp...................................     6,173,860       256,781
 Metropolitan Bank & Trust Co..........................       433,871     3,146,811
 *Mondragon International Philippines, Inc.............       408,840         9,237
 *Petron Corp..........................................    18,813,000     2,704,816
 Philippine Long Distance Telephone Co.................       126,940     3,259,043
 *Philippine National Bank.............................       259,975       493,918
 *Philippine Savings Bank..............................       125,000        63,382
 *Pilipino Telephone Corp..............................       628,500        66,158
 RFM Corp..............................................     1,843,000       260,243
 *Republic Glass Holding Corp..........................       331,250         9,015
 SM Prime Holdings, Inc................................    18,674,000     3,308,096
 *Security Bank Corp...................................       146,820        72,562
 *Southeast Asia Cement Holdings, Inc..................     3,098,780        42,961
 *Union Bank of the Philippines........................       421,500       175,850
 Universal Robina Corp.................................     2,871,000       515,968
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $39,745,756)...................................                  20,887,012
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 RFM Corp.
   (Cost $31,501)......................................       177,090        24,097
                                                                       ------------
TOTAL -- PHILIPPINES
  (Cost $39,777,257)...................................                  20,911,109
                                                                       ------------
MEXICO -- (8.9%)
COMMON STOCKS -- (8.9%)
 *Altos Hornos de Mexico S.A...........................        97,000       140,834
 Apasco S.A. de C.V....................................        69,000       420,291
 Carso Global Telecom S.A. de C.V. Telecom Series A1...       192,000       622,865
 *Cementos de Mexico S.A. de C.V. Series B.............       226,000     1,110,001
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Cifra S.A. de C.V. Series C...........................       417,000  $    585,576
 Cifra S.A. de C.V. Series V...........................       137,180       198,549
 Controladora Comercial Mexicana S.A. de C.V. Series
   B...................................................       175,000       170,712
 Desc S.A. de C.V. Series B............................        59,000       329,933
 Desc S.A. de C.V. Series C............................         1,381         7,832
 El Puerto de Liverpool S.A. Series C1.................       339,500       462,113
 Empresas ICA Sociedad Controladora S.A. de C.V........       198,000       343,624
 *Empresas la Moderna S.A. de C.V. Series A............       120,000       571,686
 Fomento Economico Mexicano S.A. de C.V. Series B......       135,000       937,156
 *Gruma S.A. de C.V. Series B..........................        88,924       172,482
 Grupo Carso S.A. de C.V. Series A-1...................       203,000     1,033,878
 Grupo Celanese S.A. Series B-1........................       140,000       329,910
 *Grupo Financiero Banamex Accival S.A. de C.V. Series
   B...................................................       377,000       932,234
 *Grupo Financiero Banamex Accival S.A. de C.V. Series
   L...................................................        13,187        28,420
 Grupo Financiero Bancomer S.A. de C.V. Series B.......     1,246,380       622,057
 Grupo Financiero Bancomer S.A. de C.V. Series L.......         7,792         2,665
 *Grupo Financiero GBM Atlantico S.A. de C.V. Series
   B...................................................        30,000        20,417
 Grupo Financiero Inbursa-C............................       239,699       633,504
 *Grupo Financiero Santander Mexicano S.A. de C.V.
   Sanmex Series B.....................................        24,757        21,342
 *Grupo Financiero Serfin S.A. de C.V. Series B........       249,102        38,145
 *Grupo Gigante S.A. Series B..........................       341,400       143,282
 Grupo Industrial Alfa S.A. Series A...................       150,290       704,056
 Grupo Industrial Bimbo S.A. de C.V. Series A..........       392,000       898,182
 Grupo Industrial Maseca S.A. de C.V. Series B.........       229,000       130,397
 Grupo Mexico S.A. de C.V. Series B....................       172,000       557,984
 Grupo Modelo S.A. de C.V. Series C....................        78,000       712,225
 *Grupo Televisa S.A. (Certificate Representing Series
   A, Series D & Series L).............................        70,000     1,375,222
 Hylsamex S.A. de C.V. Series B........................        60,000       211,660
 Industrias Penoles S.A. de C.V........................       103,000       352,835
 Kimberly Clark de Mexico S.A. de C.V. Series A........       225,000       939,198
 Organizacion Soriana S.A. de C.V. Series B............       150,000       482,360
 *Seguros Comercial America S.A. de C.V. Series B......        63,000       219,742
 Telefonos de Mexico S.A. Series A.....................        50,000       121,370
 Telefonos de Mexico S.A. Series L.....................     1,521,000     3,623,059
 *Tolmex S.A. de C.V. Series B-2.......................        16,000        78,040
 Tubos de Acero de Mexico S.A..........................        17,000       252,608
 Vitro S.A.............................................       121,600       342,068
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $16,769,833)...................................                  20,880,514
                                                                       ------------

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
RIGHTS/WARRANTS -- (0.0%)
 *Cementos de Mexico S.A. de C.V. Series B Rights
   06/18/98
   (Cost $0)...........................................       226,000  $          0
                                                                       ------------
TOTAL -- MEXICO
  (Cost $16,769,833)...................................                  20,880,514
                                                                       ------------
BRAZIL -- (8.4%)
PREFERRED STOCKS -- (4.6%)
 Aracruz Celulose SA Series B..........................       251,999       339,598
 Banco Bradesco SA.....................................    83,444,441       681,961
 Banco Credito Nacional SA Brasil......................    10,571,784       107,540
 Banco do Brasil SA....................................    98,670,000     1,243,047
 Banco Itau SA.........................................     2,850,000     1,697,368
 Brasiliero de Petroleo Ipiranga.......................    12,300,000       138,915
 Brasmotor SA..........................................       600,000        61,034
 *COFAP (Cia Fabricadora De Pecas).....................         5,100        44,474
 Centrais Electricas de Santa Catarin Celesc Series
   B...................................................       180,000       162,757
 Cervejaria Brahma.....................................     2,490,767     1,450,915
 Cia Siderurgica Belgo-Mineira.........................       970,000        60,341
 Cimento Portland Itau.................................       630,000       115,026
 Companhia Siderurgica de Tubarao Sid Tubarao..........    11,520,000       179,684
 Copene-Petroquimica do Nordeste SA Series A...........       624,000       151,852
 Coteminas Cia Tecidos Norte de Minas..................       610,000       103,419
 Duratex SA............................................     2,900,000       113,435
 Ericsson Telecomunicacoes SA..........................    15,480,000       314,262
 IKPC Industrias Klabin de Papel e Celulose SA.........       176,875        92,268
 Investimentos Itau SA.................................       730,000       539,481
 *Lojas Americanas SA..................................     1,610,000        10,498
 Lojas Renner SA.......................................       800,000        26,778
 Multibras Eletrodomesticos SA.........................       315,000       134,196
 *Paranapanema SA......................................     2,120,000        14,395
 Sadia Concordia SA....................................       100,000        63,468
 *Siderurgica Paulista Casipa Series B.................        65,000        22,040
 Suzano de Papel e Celulose............................        54,000        69,954
 Telecomunicacoes Brasileiras SA.......................       137,922        14,630
 USIMINAS (Usinas Siderurgicas de Minas Gerais SA).....        52,039       285,491
 Unibanco-Uniao de Bancos Brasileiros SA...............    12,963,000       817,105
 Vale do Rio Doce......................................        81,160     1,686,453
 *Vale do Rio Doce Series B............................        81,160             0
 Votorantim Celulose e Papel SA........................     9,467,325       141,658
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $10,194,974)...................................                  10,884,043
                                                                       ------------
COMMON STOCKS -- (3.8%)
 Acos Especiais Itabira-Acesita Aces...................    25,963,524        38,375
 Antarctica Paulista I.B.B.C. Anta.....................         3,000       182,580
 Banco Bamerindus do Brazil SA.........................         2,400        25,040
 Banco Bradesco SA.....................................   152,752,333     1,208,547
 Banco do Estado de Sao Paulo SA.......................     6,800,000       277,278
 *Ceval Alimentos SA...................................    11,610,114        39,367
 Compania de Electricidade da Bahia Coelba.............     2,780,000       122,023
 Embraco SA............................................       130,000        45,210
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Embraer Empresa Brasileira de Aeronautica Series A...     1,700,000  $     27,721
 Empresa Nasional de Comercio Redito e Participacoes
   SAncorpar...........................................       480,000         1,815
 Gerdau SA.............................................    10,400,000       153,715
 *Lojas Americanas SA..................................    10,520,000        62,196
 *Mannesmann SA........................................       149,000        15,545
 Petroquimica do Sul Copesul...........................     8,276,000       277,023
 *Santista Alimentos SA................................        33,115        25,912
 Siderurgica Nacional Sid Nacional.....................    26,651,000       683,549
 Souza Cruz Industria e Comercio.......................        71,000       487,663
 Telecomunicacoes Brasileiras SA.......................    57,550,000     4,853,458
 VSMA (Cia Vidraria Santa Marina)......................        54,000        90,377
 White Martins SA......................................       208,662       206,815
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $7,023,873)....................................                   8,824,209
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 Cia Siderurgica Belgo-Mineira Rights 06/08/98
   (Cost $0)...........................................        20,394             0
                                                                       ------------
TOTAL -- BRAZIL
  (Cost $17,218,847)...................................                  19,708,252
                                                                       ------------
MALAYSIA -- (7.6%)
COMMON STOCKS -- (7.6%)
 *AMMB Holdings Berhad.................................       147,200       131,083
 AMMB Holdings Berhad 7.5% Unsecured Loan Stock 1999...         2,000           208
 Affin Holdings Berhad.................................       113,000        39,427
 *Amsteel Corp. Berhad.................................       264,000        29,902
 *Aokam Perdana Berhad.................................        10,000         1,601
 Arab Malaysia Corp. Berhad............................        56,000        17,352
 Asiatic Development Berhad............................       118,000        36,563
 Ban Hin Lee Bank Berhad...............................        20,000        23,851
 Bandar Raya Developments Berhad.......................        23,000         4,492
 Batu Kawan Berhad.....................................        51,000        64,007
 Berjaya Group Berhad..................................        94,000        16,277
 Berjaya Leisure Berhad................................        91,000        58,763
 Berjaya Sports Toto Berhad............................        79,000       165,590
 Boustead Holdings Berhad..............................        32,000        23,330
 Cahya Mata Sarawak Berhad.............................        66,000        34,714
 Carlsberg Brewery Malaysia Berhad.....................        53,000       172,504
 Commerce Asset Holding Berhad.........................       288,200       152,336
 Country Heights Holdings Berhad.......................        40,000        33,537
 *Cycle & Carriage Bintang Berhad......................        15,000        17,107
 DCB Sakura Merchant New Shares........................         4,100         1,388
 Diversified Resources Berhad..........................        28,000         8,603
 *Ekran Berhad.........................................       108,000        15,607
 Esso Malaysia Berhad..................................        43,000        46,017
 *Faber Group Berhad...................................       169,600        24,730
 Fraser & Neave Holdings Berhad........................        27,000        37,261
 Gadek (Malaysia) Berhad...............................        11,000         6,846
 Gamuda Berhad.........................................        60,000        62,492
 Genting Berhad........................................       259,000       674,391
 Golden Hope Plantations Berhad........................       371,000       405,728
 Guiness Anchor Berhad.................................       105,000       139,435
 Hap Seng Consolidated Berhad..........................        93,000       108,970
 Highlands and Lowlands Berhad.........................       211,000       206,577
 Hong Leong Bank Berhad................................       213,125       115,983
 Hong Leong Credit Berhad..............................       156,300       118,838
 Hong Leong Industries Berhad..........................        30,200        24,692

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Hong Leong Properties Berhad..........................       112,000  $     25,080
 Hume Industries (Malaysia) Berhad.....................        52,000        41,161
 IJM Corp. Berhad......................................        56,000        24,788
 IOI Corp. Berhad......................................       295,000       198,945
 *Idris Hydraulic (Malaysia) Berhad....................        89,000        13,209
 Innovest Berhad.......................................        53,000         9,108
 Intria Berhad.........................................        80,000        11,249
 Jaya Tiasa Holdings Berhad............................        96,000       126,234
 KFC Holdings (Malaysia) Berhad........................        29,000        33,980
 Kamunting Corp. Berhad................................        40,000         5,208
 Kedah Cement Holdings Berhad..........................        74,000        13,488
 Kuala Lumpur Kepong Berhad............................       263,500       466,554
 Land -- General Berhad................................        35,000         5,468
 Leader Universal Holdings Berhad......................        69,000        14,014
 *Leisure Management Berhad............................        35,000       174,977
 Lion Land Berhad......................................         1,000           116
 MBF Holdings Berhad...................................       141,000        15,053
 *MBF Land Berhad......................................        65,000         6,178
 MNI Holdings Berhad...................................        10,000        15,623
 Magnum Corp. Berhad...................................       554,500       291,652
 Malakoff Berhad.......................................        78,000       182,789
 Malayan Banking Berhad................................       846,000     1,189,533
 Malayan Cement Berhad.................................        65,750        29,104
 Malayan United Industries Berhad......................        70,000         9,113
 Malaysia Industrial Development Finance Berhad........       133,000        38,440
 Malaysia Mining Corp. Berhad..........................       292,000       128,494
 Malaysian Airlines System.............................       269,000       161,099
 Malaysian Helicopter Services Berhad..................       110,000        15,467
 Malaysian International Shipping Corp. (Foreign)......        85,666       151,680
 Malaysian Oxygen Berhad...............................        22,000        58,430
 Malaysian Pacific Industries..........................        73,000       185,327
 Metroplex Berhad......................................       173,000        39,190
 Mulpha International Berhad...........................       133,750        16,020
 Multi-Purpose Holdings Berhad.........................        86,000        22,617
 Nestle (Malaysia) Berhad..............................        86,000       382,919
 Notth Borneo Timbers Berhad...........................         8,000         7,916
 OSK Holdings..........................................        34,000        11,420
 Oriental Holdings Berhad..............................       112,880       195,457
 Oyl Industries Berhad.................................        47,000       121,768
 Perlis Plantations Berhad.............................        76,500        93,621
 Pernas International Holdings Berhad..................        71,000        16,546
 Perusahaan Otomobil Nasional Berhad...................       189,000       187,991
 Petronas Dagangan Berhad..............................       147,000       153,105
 Petronas Gas Berhad...................................       669,000     1,515,506
 Phileo Allied Berhad..................................        54,000        28,121
 Phileo Land Berhad....................................        27,000         8,120
 Public Bank Berhad (Foreign)..........................        12,799         4,999
 RHB Capital Berhad....................................       416,000       227,470
 RJ Reynolds Berhad....................................        91,000       142,169
 Rashid Hussain Berhad.................................        97,000        60,617
 *Renong Berhad........................................       460,000        97,019
 Resorts World Berhad..................................       403,000       624,359
 Road Builders (Malaysia) Holdings Berhad..............        13,000        10,087
 Rothmans of Pall Mall Malaysia Berhad.................       105,000       792,866
 Sarawak Enterprise Corp. Berhad.......................       412,000       137,315
 Shell Refining Co. Federation of Malaysia Berhad......       110,000       186,174
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Silverstone Berhad...................................         9,240  $          0
 Sime Darby Berhad (Malaysia)..........................       696,800       555,190
 Sime UEP Properties Berhad............................        84,000        66,491
 Southern Bank Berhad (Foreign)........................        51,000        24,434
 *Southern Bank Berhad (Foreign) Issue 98..............        63,750        28,219
 Southern Steel Berhad.................................        45,000        17,576
 Sungei Way Holdings Berhad............................        63,000        14,764
 Ta Enterprise Berhad..................................       107,000        19,503
 Tan Chong Motor Holdings Berhad.......................       141,000        91,785
 Technology Resources (Industries) Berhad..............       264,000       191,788
 Telekom Malaysia Berhad...............................       975,000     2,234,084
 Tenaga Nasional Berhad................................     1,146,000     1,894,831
 Time Engineering Berhad...............................       276,000        72,584
 Tractors Malaysia Holdings Berhad.....................        22,000         7,447
 UMW Holdings Berhad...................................        54,800        34,103
 United Engineering (Malaysia) Berhad..................       165,198        98,504
 YTL Corp. Berhad......................................       444,250       552,927
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $40,075,109)...................................                  17,649,385
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Malaysian Ringetts
   (Cost $2)...........................................                           1
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $40,075,111)...................................                  17,649,386
                                                                       ------------
SOUTH KOREA -- (7.2%)
COMMON STOCKS -- (7.2%)
 *A-Nam Industrial Co., Ltd............................         9,640        24,656
 *Asia Motors Co., Inc.................................        16,640        11,113
 *Bank of Pusan........................................        12,200        17,726
 Cheil Jedang Corp.....................................         6,144        78,137
 *Cho Hung Bank Co., Ltd...............................       187,940       146,213
 Chong Kun Dang........................................         1,558        33,097
 Chosun Brewery Co., Ltd...............................         2,870        16,313
 *Commercial Bank of Korea Co., Ltd....................       201,999       157,151
 *Daegu Bank Co., Ltd..................................        30,323        44,596
 *Daelim Industrial Co., Ltd...........................        16,100        23,564
 *Daesung Industrial Co., Ltd..........................         1,570        17,290
 Daewoo Corp...........................................       147,380       383,240
 *Daewoo Electronics Co., Ltd..........................        85,420       223,943
 Daewoo Heavy Industries, Ltd..........................       475,260     1,630,909
 *Daewoo Motor Sales Corp..............................         9,480        23,203
 *Daewoo Securities Co., Ltd...........................        51,800       221,185
 *Dong-Ah Construction Industrial Co., Ltd.............        22,290        31,832
 *Dongkuk Steel Mill Co., Ltd..........................        13,800        55,886
 *Dongsuh Securities Co., Ltd..........................        17,800        12,836
 *Dongwon Securities Co., Ltd..........................        14,060        50,047
 *Han Il Cement Manufacturing Co., Ltd.................         2,867        26,582
 Han Kook Tire Manufacturing Co., Ltd..................         2,206        48,587
 *Hanil Bank...........................................       176,150       130,157
 *Hanjin Heavy Industry Co., Ltd.......................        21,910        80,946
 *Hanjin Shipping Co., Ltd.............................         6,160        18,425
 Hankook Caprolactam Corp..............................           590        25,151
 Hansol Paper Co., Ltd.................................         9,204        55,257
 *Hanwha Chemical Corp.................................        31,691        58,316

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Hyosung T & C Co., Ltd...............................         4,000  $     25,009
 *Hyundai Engineering & Construction Co., Ltd..........        70,112       256,039
 *Hyundai Fire & Marine Insurance Co., Ltd.............         5,360        36,939
 *Hyundai Motor Co., Ltd...............................        53,370       564,982
 *Hyundai Motor Service Co., Ltd.......................         7,470        19,743
 *Hyundai Precision Industry Co., Ltd..................        19,210        40,263
 *Hyundai Securities Co., Ltd..........................        34,944        81,433
 *Inchon Iron & Steel Co., Ltd.........................        11,641        36,391
 *Keumkang Co., Ltd....................................         3,060        32,611
 *Kia Motors Corp......................................        43,960       107,128
 *Kookmin Bank.........................................       217,668     1,074,812
 *Korea Chemical Co., Ltd..............................         1,020        13,407
 Korea Electric Power Corp.............................        80,470       806,129
 Korea Express Co., Ltd................................         7,340        14,211
 *Korea First Bank Inc., Ltd...........................        11,800        28,882
 *Korea Long Term Credit Bank..........................       111,110       309,450
 Korea Zinc Co., Ltd...................................         8,770        68,540
 *Korean Air...........................................         3,750        11,456
 *Kyong Nam Bank.......................................        15,280        23,883
 LG Chemical, Ltd......................................       100,560       664,446
 *LG Construction, Ltd.................................        14,120        25,682
 LG Electronics, Inc...................................       114,140     1,070,442
 *LG Industrial Systems, Ltd...........................        12,210        36,999
 LG Information & Communications, Ltd..................        20,610       483,218
 *LG Insurance Co., Ltd................................         2,210        64,377
 *LG Securities Co., Ltd...............................        23,700        60,450
 Oriental Chemical Industries Co., Ltd.................         5,720        40,518
 Pacific Chemical Co., Ltd.............................         4,330        47,991
 Pohang Iron & Steel Co., Ltd..........................         2,580        88,719
 *SK Corp., Ltd........................................       101,640       598,647
 SK Telecom Co., Ltd...................................           133        40,160
 Sam Yang Corp.........................................         3,580        14,040
 Samchully Co., Ltd....................................         1,233        15,593
 *Samsung Aerospace Industrial Co., Ltd................        19,490        54,004
 *Samsung Corp.........................................        36,890       120,302
 Samsung Display Devices, Ltd..........................        33,805     1,198,486
 Samsung Electro-Mechanics Co., Ltd....................        46,639       593,135
 Samsung Electronics Co., Ltd..........................        46,249     1,757,954
 *Samsung Fire & Marine Insurance......................         2,955       680,227
 *Samsung Heavy Industries Co., Ltd....................        98,240       590,487
 *Seondo Electric Co., Ltd.............................         8,800        95,034
 *Seoul Bank...........................................        11,800        22,971
 *Shinhan Bank Co., Ltd................................       172,044       672,285
 *Shinsegae Department Store...........................         6,720        64,455
 *Ssangyong Cement Industry Co., Ltd...................        17,965        27,314
 *Ssangyong Investment Securities Co., Ltd.............        29,285        43,485
 *Ssangyong Motor Co...................................        29,100        33,907
 Ssangyong Oil Refining Co., Ltd.......................        32,080       233,620
 Sungmi Telecom Electronics Co., Ltd...................         1,052        23,843
 *Sunkyong, Ltd........................................        12,617        27,520
 Tae Kwang Industrial Co., Ltd.........................           660       127,545
 Tae Young Corp........................................         3,280        38,451
 *Tai Han Electric Wire Co.............................         5,990        17,364
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Trigem Computer, Inc.................................         3,210  $      8,461
 Young Poong Mining & Construction Corp................         3,296        18,968
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $36,588,746)...................................                  16,898,766
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Koram Bank, Ltd. Rights 05/13/98.....................        26,903         2,867
 *Samsung Fine Chemicals Rights 06/17/98...............         1,832         4,425
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       7,292
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Korean Won
   (Cost $36)..........................................                          26
                                                                       ------------
TOTAL -- SOUTH KOREA
  (Cost $36,588,782)...................................                  16,906,084
                                                                       ------------
THAILAND -- (6.3%)
COMMON STOCKS -- (6.3%)
 *Adkinson Securities Public Co., Ltd. (Foreign).......         2,100           767
 *Advance Agro Public Co., Ltd. (Foreign)..............     1,030,130       879,908
 Advanced Info Service Public Co., Ltd. (Foreign)......       561,100     3,056,250
 *Amarin Plaza Public Co., Ltd. (Foreign)..............         7,400           769
 Ayudhya Insurance Public Co., Ltd. (Foreign)..........         1,000         3,342
 *Bangkok Bank of Commerce Public Co., Ltd.
   (Foreign)...........................................       152,949        20,070
 *Bangkok Expressway Public Co., Ltd. (Foreign)........     1,971,100     1,134,639
 *Bangkok Land Public Co., Ltd. (Foreign)..............        65,200         3,067
 *Bangkok Metropolitan Bank Public Co., Ltd.
   (Foreign)...........................................       732,794        47,172
 *Bangkok Rubber Public Co., Ltd. (Foreign)............        14,600         3,615
 *Bangkok Steel Industry Public Co., Ltd. (Foreign)....        20,000           941
 *Bank of Asia Public Co., Ltd. (Foreign)..............        12,870         3,266
 Bank of Ayudhya Public Co., Ltd. (Foreign)............     1,279,250       356,315
 Banpu Public Co., Ltd. (Foreign)......................        33,400       106,675
 Berli Jucker Public Co., Ltd. (Foreign)...............        10,100         9,752
 *Capital Nomura Securities Public Co., Ltd.
   (Foreign)...........................................        14,000         5,979
 *Ch Karnchang Public Co., Ltd. (Foreign)..............       149,100       149,506
 *Charoen Pokphand Feedmill Public Co., Ltd.
   (Foreign)...........................................        14,000        14,211
 *Christiani and Nielson (Thai) Public Co., Ltd.
   (Foreign)...........................................         7,097           141
 Compass East Industry (Thailand) Public Co., Ltd.
   (Foreign)...........................................         2,400        15,925
 Delta Electronics (Thailand) Public Co., Ltd..........         8,300        62,471

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Delta Electronics (Thailand) Public Co., Ltd.
   (Foreign)...........................................       205,000  $  1,471,898
 *Dusit Thani Public Co., Ltd. (Foreign)...............         8,933         9,317
 *Ekachart Finance and Securities Co., Ltd.
   (Foreign)...........................................        10,200         2,437
 *First Bangkok City Bank Public Co., Ltd. (Foreign)...     1,613,550       115,853
 *First City Investment Public Co., Ltd. (Foreign).....        44,200         1,423
 *Five Stars Property Public Co., Ltd. (Foreign).......         3,800           113
 *GSS Array Technology Public Co., Ltd. (Foreign)......         3,200        10,696
 *General Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        46,300         9,056
 Grammy Entertainment Public Co., Ltd. (Foreign).......       116,500       311,513
 *Hana Microelectronics Co., Ltd. (Foreign)............        57,000       197,574
 *Hemaraj Land and Development Public Co., Ltd.
   (Foreign)...........................................        27,500         6,196
 *ITF Finance and Securities Public Co., Ltd...........         8,025           477
 *International Broadcasting Corp. Public Co., Ltd.
   (Foreign)...........................................        10,690         6,352
 International Cosmetics Public Co., Ltd. (Foreign)....         3,500         4,593
 *International Engineering Public Co., Ltd.
   (Foreign)...........................................         2,000           327
 *Italian-Thai Development Public Co., Ltd.
   (Foreign)...........................................       355,000       248,298
 *Jasmine International Public Co., Ltd. (Foreign).....       417,000        94,984
 *Juldis Develop Public Co., Ltd. (Foreign)............         1,000            22
 *Kiatnakin Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        12,800         1,489
 *Krisda Mahanakorn Public Co., Ltd. (Foreign).........        23,300           808
 Krung Thai Bank Public Co., Ltd.......................     1,049,000       166,219
 Krung Thai Bank Public Co., Ltd. (Foreign)............     4,703,670       756,966
 *Land and House Public Co., Ltd. (Foreign)............         2,065           729
 *MK Real Estate Development Public Co., Ltd.
   (Foreign)...........................................         2,925           152
 Mutual Fund Public Co., Ltd. (Foreign)................           500         1,238
 *NTS Steel Group Public Co., Ltd. (Foreign)...........        35,500         2,197
 Nakornthon Bank Public Co., Ltd. (Foreign)............        96,201        11,194
 *National Finance and Securities Public Co., Ltd.
   (Foreign)...........................................       122,400        31,820
 *National Petrochemical Public Co., Ltd...............       234,800       133,706
 *Natural Park Public Co., Ltd. (Foreign)..............       192,700         4,771
 *New Imperial Hotel Public Co., Ltd. (Foreign)........        30,000        16,805
 *Padaeng Industry Public Co., Ltd (Foreign)...........         7,800         1,178
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Phatra Thanakit Public Co., Ltd. (Foreign)...........       140,400  $     59,963
 Phoenix Pulp and Paper Public Co., Ltd. (Foreign).....        52,700        30,336
 *Poonipat Finance and Securities Public Co., Ltd.
   (Foreign)...........................................         4,987         1,148
 *Power-P Public Co., Ltd. (Foreign)...................         1,600            73
 *Premier Enterprises Public Co., Ltd. (Foreign).......         6,000            59
 *Property Perfect Public Co., Ltd. (Foreign)..........        26,050           903
 *Quality Houses Public Co., Ltd. (Foreign)............        18,000         1,203
 Regional Container Lines Public Co., Ltd. (Foreign)...         1,500         1,485
 *Robinson Department Store Public Co., Ltd.
   (Foreign)...........................................        24,700         1,162
 Saha-Union Public Co. Ltd. (Foreign)..................        48,700        33,761
 *Sammakorn Public Co., Ltd. (Foreign).................         7,500         1,820
 *Sanyo Universal Electric Public Co., Ltd.
   (Foreign)...........................................         6,500         1,609
 *Securities One Public Co., Ltd. (Foreign)............       255,431        26,561
 *Serm Suk Public Co., Ltd. (Foreign)..................         1,000         6,685
 Shangri-la Hotel Public Co., Ltd. (Foreign)...........        12,000         5,051
 Shinawatra Computer and Communications Public Co.,
   Ltd. (Foreign)......................................       172,300       584,429
 *Siam Cement Public Co., Ltd. (Foreign)...............        27,000       172,468
 *Siam City Bank Public Co., Ltd. (Foreign)............       370,000         1,832
 *Siam City Cement Public Co., Ltd. (Foreign)..........       212,888       300,436
 Siam Commercial Bank Public Co., Ltd. (Foreign).......       334,666       190,575
 Siam Makro Public Co., Ltd. (Foreign).................       614,300       912,552
 *Siam Pulp & Paper Co., Ltd. (Foreign)................        46,200        37,747
 *Sino-Thai Engineering and Construction Public Co.,
   Ltd. (Foreign)......................................         2,900           431
 *Somprasong Land Public Co., Ltd. (Foreign)...........         5,400            13
 *Srithai Superware Public Co., Ltd. (Foreign).........        16,400         3,126
 *Swedish Motors Corp. Public Co., Ltd. (Foreign)......         7,000           572
 *TPI Polene Public Co., Ltd. (Foreign)................       258,476        22,398
 *Tanayong Public Co., Ltd. (Foreign)..................        46,000         2,164
 *Telecomasia Corp. Public Co., Ltd. (Foreign).........     4,574,500     1,302,469
 *Thai Carbon Black Public Co., Ltd. (Foreign).........         5,000         4,952
 Thai Danu Bank Public Co., Ltd. (Foreign).............       100,900        54,959
 *Thai German Ceramic Industry Public Co., Ltd.
   (Foreign)...........................................        11,100         1,924
 Thai Glass Industries Public Co., Ltd. (Foreign)......        15,400        25,737
 Thai Military Bank Public Co., Ltd....................       530,200        98,452

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Thai Military Bank Public Co., Ltd. (Foreign).........     1,905,300  $    353,794
 *Thai Petrochemical Industry Public Co., Ltd.
   (Foreign)...........................................     2,768,960       301,644
 Thai Plastic and Chemicals Public Co., Ltd.
   (Foreign)...........................................        29,300        58,760
 *Thai Telephone & Telecommunication Public Co., Ltd.
   (Foreign)...........................................       450,000        75,761
 *Thaimex Finance and Securities Public Co., Ltd.
   (Foreign)...........................................         4,100           304
 *Tipco Asphalt Public Co., Ltd. (Foreign).............       160,000       180,243
 *Tuntex (Thailand) Public Co., Ltd. (Foreign).........        91,828        38,650
 *United Communication Industry Public Co., Ltd.
   (Foreign)...........................................       335,200       217,851
 *Wattachak Public Co., Ltd. (Foreign).................        24,300         2,707
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $47,705,693)...................................                  14,613,951
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Bank of Ayudhya Public Co., Ltd. (Foreign) Rights
   06/10/98............................................     1,279,250        27,713
 *Securities One Public Co., Ltd. (Foreign) Warrants
   1998-2001...........................................       178,801             0
 *Siam Commercial Bank Public Co., Ltd. (Foreign)
   Warrants open expiration............................        83,666             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      27,713
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Thailand Baht
   (Cost $5,734).......................................                       5,777
                                                                       ------------
TOTAL -- THAILAND
  (Cost $47,711,427)...................................                  14,647,441
                                                                       ------------
INDONESIA -- (2.2%)
COMMON STOCKS -- (2.2%)
 PT Asahimas Flat Glass Co., Ltd.......................        75,000         2,987
 PT Astra International Tbk............................     1,003,000        93,199
 PT Bakrie & Brothers Tbk..............................     1,259,000        25,068
 PT Bank Danamon (Foreign).............................     1,121,000        12,400
 PT Bank International Indonesia (Foreign).............     1,855,993        65,699
 PT Bank Niaga Tbk.....................................       151,380         4,689
 PT Barito Pacific Timber..............................       910,000        36,239
 *PT Bimantara Citra...................................       589,000        23,456
 PT Charoen Pokphand Tbk...............................        95,000         2,312
 PT Ciputra Development Tbk............................       262,000         4,637
 PT Citra Marga Nusaphala Persada......................       960,000        31,858
 PT Dankos Laboratories................................        21,000           883
 PT Duta Pertiwi.......................................       200,000         4,425
 PT Gajah Tunggal Tbk..................................     2,058,000        27,318
 PT Gt Kabel Indonesia Tbk.............................       212,000         2,345
 PT GT Petrochem Industries Tbk........................        70,000           774
                                                               SHARES        VALUE+
                                                         ------------  ------------

 PT Hanjaya Mandala Sampoerna Tbk......................       496,500  $    166,964
 PT Hero Supermarket Tbk...............................        78,000         6,903
 PT Indah Kiat Pulp & Paper Corp.......................     2,221,601       363,711
 PT Indocement Tunggal Prakarsa........................     1,318,000       314,919
 *PT Indofood Sukses Makmur............................       930,280       129,662
 PT Indorama Synthetics Tbk............................       365,580        61,469
 PT Indosat Tbk........................................       600,500       794,463
 *PT Inti Indorayo Utama...............................       257,000        17,057
 PT Jakarta International Hotel and Development Tbk....       362,500        20,050
 PT Japfa Comfeed Indonesia Tbk........................        29,000           674
 PT Jaya Real Property.................................       305,000         9,447
 PT Kalbe Farma Tbk....................................       150,000         7,301
 PT Kawasan Industry Jababeka Tbk......................       407,333        14,419
 PT Lippo Bank (Foreign)...............................       557,000        45,595
 *PT Lippo Land Development Tbk........................       174,000         5,004
 PT Matahari Putra Prima Tbk...........................       314,000         5,557
 PT Mayorah Indah......................................       288,720        13,414
 PT Modern Photo Tbk...................................       154,000        13,628
 PT Mulia Industrindo..................................       850,680        33,876
 PT Pabrik Kertas Tjiwi Kimia Tbk......................       765,821        91,491
 PT Pakuwon Jati Tbk...................................       312,000         6,557
 PT Panasia Indosyntec Tbk.............................       103,600         1,604
 PT Pdni Tbk...........................................     1,379,000        12,203
 PT Perusahaan Rokok Tjap Gudang Garam.................       961,500       706,231
 *PT Polysindo Eka Perkasa Tbk.........................       481,000        41,502
 PT Putra Surya Perkasa Tbk............................     1,296,000        20,071
 PT Semen Cibinong Tbk.................................       231,000         9,199
 PT Semen Gresik.......................................       385,500       206,395
 PT Summarecon Agung...................................        87,838         1,749
 PT Tambang Timah (Persero) Tbk........................       327,000       202,565
 PT Telekomunikasi Indonesia (Persero) Tbk.............     4,316,500     1,432,459
 PT Tempo Scan Pacific.................................        19,500           561
 PT Tigaraksa Satria Tbk...............................        25,200         7,582
 PT Unggul Indah Corp. Tbk.............................       110,000        14,602
 PT United Tractors....................................        15,000           796
                                                                       ------------
TOTAL -- INDONESIA
  (Cost $30,011,241)...................................                   5,117,969
                                                                       ------------
CHILE -- (0.8%)
COMMON STOCKS -- (0.8%)
 *Banco de Santiago SA Santiago ADR....................        19,400       358,900
 Banco Santander Chile Sponsored ADR...................        35,000       459,375
 Embotelladora Andina SA Andina ADR....................        12,000       225,375
 Embotelladora Andina SA Andina Series B ADR...........        30,000       506,250
 Laboratorio Chile SA Labchile ADR.....................         9,000       159,750
 Vina Concha y Toro SA Conchatoro ADR..................         8,600       248,594
                                                                       ------------
TOTAL -- CHILE
  (Cost $2,023,538)....................................                   1,958,244
                                                                       ------------

THE EMERGING MARKETS SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------

                                                            (000)
TEMPORARY CASH INVESTMENTS -- (3.5%)
 Repurchase Agreement, Chase Manhattan Bank N.A. 5.20%,
   06/01/98 (Collateralized by U.S. Treasury Notes
   5.50%, 01/31/03, valued at $8,383,713) to be
   repurchased at $8,219,560.
   (Cost $8,216,000)...................................        $8,216  $  8,216,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $302,899,408)++................................                 234,117,116
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (0.0%)
 Dividends Receivable..................................                     814,937
 Receivable for Investment Securities Sold.............                     509,310
 Other Assets..........................................                     177,416
 Payable for Investment Securities Purchased...........                  (1,377,276)
 Other Liabilities.....................................                    (204,903)
                                                                       ------------
                                                                            (80,516)
                                                                       ------------
NET ASSETS -- (100.0%).................................                $234,036,600
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1998
                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $234)..................................  $   3,063
    Interest...........................................................................        173
                                                                                         ---------
        Total Investment Income........................................................      3,236
                                                                                         ---------

EXPENSES
    Investment Advisory Services.......................................................        116
    Accounting & Transfer Agent Fees...................................................        142
    Custodian's Fee....................................................................        349
    Legal Fees.........................................................................          3
    Audit Fees.........................................................................          3
    Shareholders' Reports..............................................................          2
    Trustees' Fees and Expenses........................................................          1
    Other..............................................................................         11
                                                                                         ---------
        Total Expenses.................................................................        627
                                                                                         ---------
    NET INVESTMENT INCOME..............................................................      2,609
                                                                                         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net Realized Loss on Investment Securities.............................................     (1,127)
Net Realized Loss on Foreign Currency Transactions.....................................       (393)
Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................    (11,022)
    Translation of Foreign Currency Denominated Amounts................................         10
                                                                                         ---------

NET LOSS ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                                     (12,532)
                                                                                         ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................  $  (9,923)
                                                                                         ---------
                                                                                         ---------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                                              SIX MONTHS      YEAR
                                                                                                ENDED         ENDED
                                                                                               MAY 31,      NOV. 30,
                                                                                                 1998         1997
                                                                                             ------------  -----------
                                                                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income..................................................................   $    2,609   $     3,681
    Net Realized Gain (Loss) on Investment Securities......................................       (1,127)          153
    Net Realized Gain (Loss) on Foreign Currency Transactions..............................         (393)          693
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency.........................................      (11,022)      (61,201)
        Translation of Foreign Currency Denominated Amounts................................           10           (19)
                                                                                             ------------  -----------
            Net Decrease in Net Assets Resulting from Operations...........................       (9,923)      (56,693)
                                                                                             ------------  -----------

Transactions in Interest
    Contributions..........................................................................       51,984       130,588
    Withdrawals............................................................................      (28,965)      (15,029)
                                                                                             ------------  -----------
            Net Increase From Transactions in Interest.....................................       23,019       115,559
                                                                                             ------------  -----------
            Total Increase.................................................................       13,096        58,866
NET ASSETS
    Beginning of Period....................................................................      220,941       162,075
                                                                                             ------------  -----------
    End of Period..........................................................................   $  234,037   $   220,941
                                                                                             ------------  -----------
                                                                                             ------------  -----------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                              FINANCIAL HIGHLIGHTS

                 (FOR A SHARE OUTSTANDING THROUGH EACH PERIOD)

                                                                SIX MONTHS      YEAR         YEAR         YEAR      APRIL 25
                                                                  ENDED         ENDED        ENDED       ENDED         TO
                                                                 MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,    NOV. 30,
                                                                   1998         1997         1996         1995        1994
                                                               ------------  -----------  -----------  ----------  ----------
                                                               (UNAUDITED)

Net Asset Value, Beginning of Period.........................          N/A+          N/A+         N/A+        N/A+        N/A+
                                                               ------------  -----------  -----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income......................................           --            --           --          --          --
  Net Gains (Losses) on Securities (Realized and
    Unrealized)..............................................           --            --           --          --          --
                                                               ------------  -----------  -----------  ----------  ----------
  Total from Investment Operations...........................           --            --           --          --          --
                                                               ------------  -----------  -----------  ----------  ----------
LESS DISTRIBUTIONS
  Net Investment Income......................................           --            --           --          --          --
  Net Realized Gains.........................................           --            --           --          --          --
                                                               ------------  -----------  -----------  ----------  ----------
  Total Distributions........................................           --            --           --          --          --
                                                               ------------  -----------  -----------  ----------  ----------
Net Asset Value, End of Period...............................          N/A+          N/A+         N/A+        N/A+        N/A+
                                                               ------------  -----------  -----------  ----------  ----------
                                                               ------------  -----------  -----------  ----------  ----------
Total Return.................................................          N/A+          N/A+         N/A+        N/A+        N/A+

Net Assets, End of Period (thousands)........................   $  234,037   $   220,941  $   162,075  $   49,351  $   15,724
Ratio of Expenses to Average Net Assets......................         0.54%*        0.54%        0.66%       0.87%       1.49%*
Ratio of Net Investment Income to Average Net Assets.........         2.26%*        1.63%        1.63%       1.70%       0.56%*
Portfolio Turnover Rate......................................        14.13%*        0 54%        0.37%       8.17%       1.28%*
Average Commission Rate......................................   $   0.0013   $    0.0010  $    0.0010         N/A         N/A

--------------

* Annualized

+ Not applicable as The Emerging Markets Series is organized as a partnership.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers sixteen series, of which The Emerging Markets Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    2. FOREIGN CURRENCY TRANSLATION: Securities, other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    3. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 29, 1998.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 1998, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 1998, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...............................................  $  37,779
Sales...................................................     16,037

E. INVESTMENT TRANSACTIONS:

    At May 31, 1998, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation.........................  $   56,541
Gross Unrealized Depreciation.........................    (125,323)
                                                        ----------
Net...................................................  $  (68,782)
                                                        ----------
                                                        ----------

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Series during the six months ended May 31, 1998.